                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                 Investment Company Act File Number: 811- 04015

                         Eaton Vance Mutual Funds Trust
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                December 31, 2003
                                -----------------
                             Date of Fiscal Year End

                                  June 30, 2003
                                  -------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE(R) MANAGEMENT INVESTMENTS LOGO]

[STATUE OF LIBERTY]

[WALL STREET SIGN]

SEMIANNUAL REPORT JUNE 30, 2003

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

[ADDING MACHINE]

[TAX FORM]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

INVESTMENT UPDATE

[PHOTO OF DUNCAN W. RICHARDSON]
Duncan W. Richardson
Portfolio Manager

MANAGEMENT DISCUSSION

- The first six months of 2003 remained volatile, but markets proved to be resilient, achieving impressive returns and positively concluding the first half of the year. War angst, a questionable economic recovery, and the SARS outbreak were just a few of the factors contributing to increased volatility and unsettled investor sentiment. At the end of June, an easing of geopolitical concerns, positive consumer data, a strong housing market, and a low interest rate environment provided significant support and a boost to the equity markets.

- The Fund's performance trailed that of the S&P 500 Index,(1) an unmanaged index commonly used to measure the performance of U.S. stocks, in the first six months of 2003. The Fund's underperformance was mostly due to our lower exposure to higher-volatility and lower-quality stocks, which were the strongest price performers during the last several quarters. Despite the short-term underperformance, the Portfolio is committed to its investment strategy of seeking quality stocks that are reasonably priced in relation to their fundamental value.

- Management continued to de-emphasize health care investments during the period, a directional move initiated last year which has been positive for the Fund's relative returns. Management continued to emphasize industrial company investments, especially in the airfreight logistics and aerospace and defense areas, which has helped the Fund's longer-term record, but detracted from semi-annual results. The Portfolio also maintained an overweight stance in the consumer discretionary and consumer staples sectors during the period.

- Lack of earnings visibility during the period reinforced the Portfolio's cautious weighting in telecommunications and information technology sectors. An underweighting of diversified telecommunication services and software holdings, relative to the S&P 500 Index,(1) was particularly positive for returns during the period. Management also continued to underweight the Portfolio's exposure to the materials and utilities sectors.

THE FUND

  THE PAST SIX MONTHS

- During the six months ended June 30, 2003, the Fund's Class A shares had a total return of 7.98%,(2) the result of an increase in net asset value (NAV) to $18.27 on June 30, 2003 from $16.92 on December 31, 2002.

- The Fund's Class B shares had a total return of 7.56%(2) during the same period, the result of an increase in NAV to $17.35 from $16.13.

- The Fund's Class C shares had a total return of 7.55%(2) during the same period, the result of an increase in NAV to $16.66 from $15.49.

- The Fund's Class I shares had a total return of 8.10%(2) during the same period, the result of an increase in NAV to $8.68 from $8.03.

- The Fund's Class S shares had a total return of 8.07%(2) during the same period, the result of an increase in NAV to $18.34 from $16.97.

- For comparison, during the six months ended June 30, 2003, the S&P 500 Index had a total return of 11.75%.(1) Over this same period, the average return of the funds in the Lipper Large-Cap Core Classification was 10.38%.(1)

- Additional information about the Fund's performance (including after-tax information) appears on the next page.

  THE VIEWS EXPRESSED THROUGHOUT THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND EATON VANCE DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

         TEN LARGEST HOLDINGS(3)

         American International Group, Inc.      1.9%
         PepsiCo., Inc.                          1.9
         Pfizer, Inc.                            1.6
         Microsoft Corp.                         1.6
         Amgen, Inc.                             1.6
         United Parcel Service, Inc. Class B     1.5
         BP plc ADR                              1.4
         Lilly (Eli) & Co.                       1.3
         Exxon Mobil Corp.                       1.3
         Morgan Stanley Dean Witter & Co.        1.3

(1)  It is not possible to invest directly in an Index or a Lipper
     Classification.

(2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. Class I and Class S have no sales charge.

(3) Ten largest holdings as of June 30, 2003. Ten largest holdings accounted for 15.4% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.


  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER
    OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's returns.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                           ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                           -2.61%        0.28%          8.70%
Return After Taxes on Distributions           -2.61%        0.28%          8.68%
Return After Taxes on Distributions
and Sale of Fund Shares                       -1.70%        0.23%          7.64%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                           ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                           -8.19%       -0.91%          7.82%
Return After Taxes on Distributions           -8.19%       -0.91%          7.80%
Return After Taxes on Distributions
and Sale of Fund Shares                       -5.32%       -0.77%          6.84%

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                           ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                           -3.36%       -0.53%          7.67%
Return After Taxes on Distributions           -3.36%       -0.53%          7.67%
Return After Taxes on Distributions
and Sale of Fund Shares                       -2.19%       -0.45%          6.71%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                           ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                           -4.33%       -0.53%          7.67%
Return After Taxes on Distributions           -4.33%       -0.53%          7.67%
Return After Taxes on Distributions
and Sale of Fund Shares                       -2.81%       -0.45%          6.71%

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED JUNE 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                           ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                           -3.40%       -0.48%          7.89%
Return After Taxes on Distributions           -3.40%       -0.48%          7.89%
Return After Taxes on Distributions
and Sale of Fund Shares                       -2.21%       -0.41%          6.91%

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                           ONE YEAR   FIVE YEARS   LIFE OF FUND
Return Before Taxes                           -8.23%       -0.88%          7.89%
Return After Taxes on Distributions           -8.23%       -0.88%          7.89%
Return After Taxes on Distributions
and Sale of Fund Shares                       -5.35%       -0.74%          6.91%

RETURNS AT NET ASSET VALUE (NAV) (CLASS I)

                                           ONE YEAR   LIFE OF FUND
Return Before Taxes                           -2.36%         -3.48%
Return After Taxes on Distributions           -2.36%         -3.48%
Return After Taxes on Distributions
and Sale of Fund Shares                       -1.54%         -2.93%

RETURNS AT NET ASSET VALUE (NAV) (CLASS S)

                                           ONE YEAR   LIFE OF FUND
Return Before Taxes                           -2.50%         -2.77%
Return After Taxes on Distributions           -2.50%         -2.77%
Return After Taxes on Distributions
and Sale of Fund Shares                       -1.62%         -2.34%

Class A and Class B commenced operations on 3/28/96; Class C on 8/2/96; Class I on 7/2/99, and Class S on 5/14/99. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge and applicable CDSC, while Returns at Net Asset Value (NAV) do not. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. POP returns for Class A reflect the maximum 5.75% sales charge. POP returns for Class B reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. POP 1-Year return for Class C reflects the 1% CDSC.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period, or because the taxable portion of distributions made during the period was insignificant. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes) is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different. Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
--------------------------------------------------------
Investment in Tax-Managed Growth
   Portfolio, at value
   (identified cost, $3,128,263,401)      $3,940,990,305
Receivable for Fund shares sold                  617,800
--------------------------------------------------------
TOTAL ASSETS                              $3,941,608,105
--------------------------------------------------------
Liabilities
--------------------------------------------------------
Payable for Fund shares redeemed          $    5,446,109
Payable to affiliate for distribution
   and service fees                              149,227
Payable to affiliate for Trustees' fees              932
Accrued expenses                                 902,913
--------------------------------------------------------
TOTAL LIABILITIES                         $    6,499,181
--------------------------------------------------------
NET ASSETS                                $3,935,108,924
--------------------------------------------------------
Sources of Net Assets
--------------------------------------------------------
Paid-in capital                           $3,651,566,960
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (530,853,756)
Accumulated undistributed net investment
   income                                      1,668,816
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          812,726,904
--------------------------------------------------------
TOTAL                                     $3,935,108,924
--------------------------------------------------------
Class A Shares
--------------------------------------------------------
NET ASSETS                                $  940,396,036
SHARES OUTSTANDING                            51,484,462
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        18.27
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $18.27)      $        19.38
--------------------------------------------------------
Class B Shares
--------------------------------------------------------
NET ASSETS                                $2,180,933,004
SHARES OUTSTANDING                           125,671,127
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        17.35
--------------------------------------------------------
Class C Shares
--------------------------------------------------------
NET ASSETS                                $  778,000,147
SHARES OUTSTANDING                            46,699,016
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        16.66
--------------------------------------------------------
Class I Shares
--------------------------------------------------------
NET ASSETS                                $      597,969
SHARES OUTSTANDING                                68,882
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $         8.68
--------------------------------------------------------
Class S Shares
--------------------------------------------------------
NET ASSETS                                $   35,181,768
SHARES OUTSTANDING                             1,918,296
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $        18.34
--------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $424,190)            $ 28,055,637
Interest allocated from Portfolio              698,608
Expenses allocated from Portfolio           (8,676,679)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $ 20,077,566
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      1,777
Distribution and service fees
   Class A                                   1,141,866
   Class B                                  10,574,648
   Class C                                   3,761,621
   Class S                                      33,823
Transfer and dividend disbursing agent
   fees                                      2,319,194
Printing and postage                           350,181
Registration fees                               33,860
Custodian fee                                   21,200
Legal and accounting services                   17,424
Miscellaneous                                  153,051
------------------------------------------------------
TOTAL EXPENSES                            $ 18,408,645
------------------------------------------------------

NET INVESTMENT INCOME                     $  1,668,921
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (7,032,065)
   Securities sold short                      (815,906)
   Foreign currency transactions                15,025
------------------------------------------------------
NET REALIZED LOSS                         $ (7,832,946)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $283,105,650
   Securities sold short                      (503,494)
   Foreign currency                              3,429
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $282,605,585
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $274,772,639
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $276,441,560
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003     YEAR ENDED
IN NET ASSETS                             (UNAUDITED)       DECEMBER 31, 2002
-----------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $      1,668,921  $      (3,802,053)
   Net realized loss                            (7,832,946)      (430,406,753)
   Net change in unrealized
      appreciation (depreciation)              282,605,585       (760,706,103)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $    276,441,560  $  (1,194,914,909)
-----------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $     13,917,823  $      50,583,357
      Class B                                   16,715,722         63,708,272
      Class C                                   10,614,164         39,382,697
      Class I                                       13,995             56,158
   Cost of shares redeemed
      Class A                                 (100,892,430)      (331,560,480)
      Class B                                 (204,465,190)      (567,882,695)
      Class C                                  (73,986,770)      (241,735,152)
      Class I                                      (35,662)           (58,203)
      Class S                                   (2,174,963)        (3,876,662)
-----------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $   (340,293,311) $    (991,382,708)
-----------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $    (63,851,751) $  (2,186,297,617)
-----------------------------------------------------------------------------

Net Assets
-----------------------------------------------------------------------------
At beginning of period                    $  3,998,960,675  $   6,185,258,292
-----------------------------------------------------------------------------
AT END OF PERIOD                          $  3,935,108,924  $   3,998,960,675
-----------------------------------------------------------------------------

Accumulated undistributed
net investment income (loss)
included in net assets
-----------------------------------------------------------------------------
AT END OF PERIOD                          $      1,668,816  $            (105)
-----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CLASS A
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ------------------------------------------------------
                                  (UNAUDITED)           2002          2001           2000           1999
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 16.920        $ 21.100     $   23.440     $   22.750     $   19.440
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment income(1)              $  0.055        $  0.091     $    0.062     $    0.083     $    0.101
Net realized and unrealized
   gain (loss)                           1.295          (4.271)        (2.402)         0.607          3.209
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  1.350        $ (4.180)    $   (2.340)    $    0.690     $    3.310
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 18.270        $ 16.920     $   21.100     $   23.440     $   22.750
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.98%         (19.81)%        (9.98)%         3.03%         17.03%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $940,396        $958,625     $1,526,735     $1,698,289     $1,401,591
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            0.86%(5)        0.81%          0.79%          0.77%          0.68%
   Net investment income                  0.65%(5)        0.48%          0.29%          0.35%          0.49%
Portfolio Turnover of the
   Portfolio                                11%             23%            18%            13%            11%
------------------------------------------------------------------------------------------------------------

                                                  CLASS A
                                --------------------------------------------

                                PERIOD ENDED                YEAR ENDED
                                DECEMBER 31, 1998(2)        OCTOBER 31, 1998
------------------------------
Net asset value -- Beginning
   of period                            $ 17.150                $ 14.680
------------------------------
Income (loss) from operations
------------------------------
Net investment income(1)                $  0.017                $  0.099
Net realized and unrealized
   gain (loss)                             2.273                   2.371
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $  2.290                $  2.470
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                               $ 19.440                $ 17.150
------------------------------
TOTAL RETURN(3)                            13.35%                  16.83%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                      $852,967                $689,283
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                              0.62%(5)                0.67%
   Net investment income                    0.56%(5)                0.59%
Portfolio Turnover of the
   Portfolio                                   3%                     12%
------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                    CLASS B
                                  ----------------------------------------------------------------------------
                                  SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------------------------------
                                  (UNAUDITED)            2002           2001           2000           1999
--------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                         $   16.130       $   20.270     $   22.690     $   22.190     $   19.100
--------------------------------------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------------------------------------
Net investment loss(1)               $   (0.008)      $   (0.048)    $   (0.095)    $   (0.092)    $   (0.055)
Net realized and unrealized
   gain (loss)                            1.228           (4.092)        (2.325)         0.592          3.145
--------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                        $    1.220       $   (4.140)    $   (2.420)    $    0.500     $    3.090
--------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                            $   17.350       $   16.130     $   20.270     $   22.690     $   22.190
--------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                            7.56%          (20.42)%       (10.67)%         2.25%         16.18%
--------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                   $2,180,933       $2,217,673     $3,381,103     $3,951,916     $3,465,441
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                             1.62%(5)         1.56%          1.54%          1.53%          1.45%
   Net investment loss                    (0.10)%(5)       (0.27)%        (0.46)%        (0.40)%        (0.28)%
Portfolio Turnover of the
   Portfolio                                 11%              23%            18%            13%            11%
--------------------------------------------------------------------------------------------------------------

                                                  CLASS B
                                --------------------------------------------

                                PERIOD ENDED                YEAR ENDED
                                DECEMBER 31, 1998(2)        OCTOBER 31, 1998
------------------------------
Net asset value -- Beginning
   of period                           $   16.870              $   14.550
------------------------------
Income (loss) from operations
------------------------------
Net investment loss(1)                 $   (0.005)             $   (0.027)
Net realized and unrealized
   gain (loss)                              2.235                   2.347
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $    2.230              $    2.320
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                              $   19.100              $   16.870
------------------------------
TOTAL RETURN(3)                             13.22%                  15.95%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                     $2,196,794              $1,801,720
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                               1.37%(5)                1.43%
   Net investment loss                      (0.18)%(5)              (0.16)%
Portfolio Turnover of the
   Portfolio                                    3%                     12%
------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                   CLASS C
                                  --------------------------------------------------------------------------
                                  SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ------------------------------------------------------
                                  (UNAUDITED)           2002          2001           2000           1999
------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 15.490        $ 19.460     $   21.800     $   21.320     $   18.380
------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------
Net investment loss(1)                $ (0.008)       $ (0.046)    $   (0.092)    $   (0.091)    $   (0.074)
Net realized and unrealized
   gain (loss)                           1.178          (3.924)        (2.248)         0.571          3.014
------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $  1.170        $ (3.970)    $   (2.340)    $    0.480     $    2.940
------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 16.660        $ 15.490     $   19.460     $   21.800     $   21.320
------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                           7.55%         (20.40)%       (10.73)%         2.25%         16.00%
------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $778,000        $787,374     $1,228,899     $1,384,535     $1,108,513
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                            1.62%(5)        1.56%          1.54%          1.54%          1.56%
   Net investment loss                   (0.10)%(5)      (0.27)%        (0.46)%        (0.41)%        (0.39)%
Portfolio Turnover of the
   Portfolio                                11%             23%            18%            13%            11%
------------------------------------------------------------------------------------------------------------

                                                  CLASS C
                                --------------------------------------------

                                PERIOD ENDED                YEAR ENDED
                                DECEMBER 31, 1998(2)        OCTOBER 31, 1998
------------------------------
Net asset value -- Beginning
   of period                            $ 16.240                $ 14.030
------------------------------
Income (loss) from operations
------------------------------
Net investment loss(1)                  $ (0.011)               $ (0.053)
Net realized and unrealized
   gain (loss)                             2.151                   2.263
------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                           $  2.140                $  2.210
------------------------------
NET ASSET VALUE -- END OF
   PERIOD                               $ 18.380                $ 16.240
------------------------------
TOTAL RETURN(3)                            13.18%                  15.75%
------------------------------
Ratios/Supplemental Data
------------------------------
Net assets, end of period
   (000's omitted)                      $647,241                $522,877
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                              1.55%(5)                1.59%
   Net investment loss                     (0.37)%(5)              (0.33)%
Portfolio Turnover of the
   Portfolio                                   3%                     12%
------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2)  For the two-month period ended December 31, 1998.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS I
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------    PERIOD ENDED
                                  (UNAUDITED)           2002        2001        2000      DECEMBER 31, 1999(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                           $8.030         $ 9.990     $11.020     $10.670             $10.000
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income(1)               $0.036         $ 0.066     $ 0.055     $ 0.068             $ 0.031
Net realized and unrealized
   gain (loss)                          0.614          (2.026)     (1.085)      0.282               0.639
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                          $0.650         $(1.960)    $(1.030)    $ 0.350             $ 0.670
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                              $8.680         $ 8.030     $ 9.990     $11.020             $10.670
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          8.10%         (19.62)%     (9.35)%      3.28%               6.70%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                     $  598         $   575     $   720     $   438             $    58
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.61%(5)        0.56%       0.54%       0.54%               0.55%(5)
   Net investment income                 0.91%(5)        0.75%       0.55%       0.61%               0.66%(5)
Portfolio Turnover of the
   Portfolio                               11%             23%         18%         13%                 11%
------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, July 2, 1999 to December 31, 1999.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                      CLASS S
                                  --------------------------------------------------------------------------------
                                  SIX MONTHS ENDED        YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       --------------------------------    PERIOD ENDED
                                  (UNAUDITED)           2002        2001        2000      DECEMBER 31, 1999(2)
------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $16.970         $21.150     $23.470     $22.750             $21.000
------------------------------------------------------------------------------------------------------------------

Income (loss) from operations
------------------------------------------------------------------------------------------------------------------
Net investment income(1)              $ 0.067         $ 0.111     $ 0.090     $ 0.107             $ 0.067
Net realized and unrealized
   gain (loss)                          1.303          (4.291)     (2.410)      0.613               1.683
------------------------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 1.370         $(4.180)    $(2.320)    $ 0.720             $ 1.750
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $18.340         $16.970     $21.150     $23.470             $22.750
------------------------------------------------------------------------------------------------------------------

TOTAL RETURN(3)                          8.07%         (19.76)%     (9.88)%      3.16%               8.33%
------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $35,182         $34,713     $47,802     $56,798             $56,217
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           0.72%(5)        0.71%       0.66%       0.67%               0.66%(5)
   Net investment income                 0.80%(5)        0.59%       0.42%       0.45%               0.51%(5)
Portfolio Turnover of the
   Portfolio                               11%             23%         18%         13%                 11%
------------------------------------------------------------------------------------------------------------------

 (1) Net investment income per share was computed using average shares outstanding.
 (2) For the period from the start of business, May 14, 1999 to December 31, 1999.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Growth Fund 1.1 (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund has five classes of shares. Class A shares are generally sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Class I shares are sold at net asset value and are not subject to a sales charge. Class S shares were issued in connection with the acquisition of a private investment company and are exempt from registration under the Securities Act of 1933. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of Tax-Managed Growth Portfolio (the Portfolio), a New York trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (25.3% at June 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $302,340,879 which will reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on December 31, 2010 ($99,588,672), December 31, 2009 ($149,077,591), December 31, 2007
   ($25,656,203) and October 31, 2006 ($28,018,413). At December 31, 2002, net
   capital losses of $1,123,802 and net currency losses of $1,105, attributable to security transactions that occurred after October 31, 2002, are treated as arising as of the first day of the Fund's next taxable year.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

2 Distributions to Shareholders
-------------------------------------------
   The Fund's policy is to distribute annually (normally in December) substantially all of the net investment income allocated to the Fund by the Portfolio (less the Fund's direct expenses) and to distribute annually all or substantially all of its net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS A                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              813,121             2,643,966
    Redemptions                                     (5,999,451)          (18,343,345)
    --------------------------------------------------------------------------------
    NET DECREASE                                    (5,186,330)          (15,699,379)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS B                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                            1,025,902             3,465,882
    Redemptions                                    (12,823,082)          (32,787,801)
    --------------------------------------------------------------------------------
    NET DECREASE                                   (11,797,180)          (29,321,919)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS C                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                              678,859             2,224,473
    Redemptions                                     (4,822,866)          (14,531,619)
    --------------------------------------------------------------------------------
    NET DECREASE                                    (4,144,007)          (12,307,146)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS I                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Sales                                                1,748                 6,048
    Redemptions                                         (4,501)               (6,449)
    --------------------------------------------------------------------------------
    NET DECREASE                                        (2,753)                 (401)
    --------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              JUNE 30, 2003     YEAR ENDED
    CLASS S                                   (UNAUDITED)       DECEMBER 31, 2002
    --------------------------------------------------------------------------------
    Redemptions                                       (126,919)             (215,255)
    --------------------------------------------------------------------------------
    NET DECREASE                                      (126,919)             (215,255)
    --------------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based on actual expenses incurred by EVM for the performance of these services. For the six months ended June 30, 2003, no significant amounts have been accrued or paid.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment advisor fee earned by BMR. Trustees of the Fund who are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $36,116 as its portion of the sales charge on sales of Class A shares for the six months ended June 30, 2003.

   Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

5 Distribution and Service Plan
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $7,930,986 and $2,821,216 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended June 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At June 30, 2003, the amount of Uncovered Distribution Charges EVD calculated under the Plan were approximately $77,583,351 and $86,415,473 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B, and Class C shares for any fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the six months ended
   June 30, 2003 amounted to $1,141,866, $2,643,662, and $940,405 for Class A,
   Class B, and Class C shares, respectively.

   Pursuant to a servicing agreement, the Fund makes service fee payments in the amount of 0.20% (annualized) of the Fund's average daily net assets attributable to Class S shares to EVD, one half of which is paid to a subagent. The Fund paid or accrued service fees to or payable to EVD for the six months ended June 30, 2003 in the amount of $33,823.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is generally imposed on any redemption of Class B shares made within six years of purchase and on any redemption of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase or issuance. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending on the circumstances of purchase). Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM, its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C shares are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC assessed on Class B and Class C shares received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $122, $3,127,014 and $12,550 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended June 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $41,922,566 and $409,514,169, respectively, for the six months ended
   June 30, 2003.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1 AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

8 Shareholder Meeting
-------------------------------------------
   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                  NUMBER OF SHARES
                                              ------------------------
    NOMINEE FOR TRUSTEE                       AFFIRMATIVE   WITHHOLD
    ------------------------------------------------------------------
    Jessica M. Bibliowicz                      164,355,326   2,302,063
    Donald R. Dwight                           164,342,088   2,315,301
    James B. Hawkes                            164,383,071   2,274,318
    Samuel L. Hayes, III                       164,373,199   2,284,190
    William H. Park                            164,435,663   2,221,726
    Norton H. Reamer                           164,371,213   2,286,176
    Lynn A. Stout                              164,371,213   2,286,176

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 98.5%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Aerospace and Defense -- 2.1%
--------------------------------------------------------------------------
Boeing Company (The)                            784,914    $    26,938,248
General Dynamics                                505,000         36,612,500
Honeywell International, Inc.                   275,998          7,410,546
Northrop Grumman Corp.                        1,584,235        136,703,638
Raytheon Company                                313,599         10,298,591
Rockwell Collins, Inc.                          203,032          5,000,678
Teledyne Technologies Incorporated(1)             6,117             80,133
United Technologies Corp.                     1,386,054         98,174,205
--------------------------------------------------------------------------
                                                           $   321,218,539
--------------------------------------------------------------------------
Air Freight and Logistics -- 2.7%
--------------------------------------------------------------------------
FedEx Corporation                             2,306,578    $   143,077,033
Robinson (C.H.) Worldwide, Inc.               1,188,515         42,263,593
United Parcel Service, Inc. Class B           3,593,215        228,887,795
--------------------------------------------------------------------------
                                                           $   414,228,421
--------------------------------------------------------------------------
Airlines -- 0.0%
--------------------------------------------------------------------------
Southwest Airlines, Inc.                         17,221    $       296,201
--------------------------------------------------------------------------
                                                           $       296,201
--------------------------------------------------------------------------
Auto Components -- 0.2%
--------------------------------------------------------------------------
ArvinMeritor, Inc.                               33,635    $       678,754
Borg-Warner Automotive, Inc.                    203,981         13,136,376
Dana Corp.                                       46,137            533,344
Delphi Automotive Systems Corp.                   6,338             54,697
Johnson Controls, Inc.                          123,980         10,612,688
Visteon Corp.                                    10,226             70,253
--------------------------------------------------------------------------
                                                           $    25,086,112
--------------------------------------------------------------------------
Automobiles -- 0.1%
--------------------------------------------------------------------------
DaimlerChrysler AG                                7,000    $       243,040
Ford Motor Co.                                  145,884          1,603,265
General Motors Corp.                             13,896            500,256
Harley-Davidson, Inc.                           123,700          4,930,682
Honda Motor Co. Ltd. ADR                         20,000            381,000
--------------------------------------------------------------------------
                                                           $     7,658,243
--------------------------------------------------------------------------
Beverages -- 4.0%
--------------------------------------------------------------------------
Anheuser-Busch Companies, Inc.                3,191,795    $   162,941,135
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Beverages (continued)
--------------------------------------------------------------------------
Coca-Cola Company (The)                       3,101,382    $   143,935,139
Coca-Cola Enterprises, Inc.                   1,729,424         31,389,046
PepsiCo., Inc.                                6,472,835        288,041,157
--------------------------------------------------------------------------
                                                           $   626,306,477
--------------------------------------------------------------------------
Biotechnology -- 2.3%
--------------------------------------------------------------------------
Amgen, Inc.(1)                                3,628,851    $   241,100,860
Applera Corp. - Celera Genomics Group(1)         26,000            268,320
Biogen, Inc.(1)                               1,500,000         57,000,000
Genzyme Corp. - General Division(1)             725,812         30,338,942
Gilead Sciences, Inc.(1)                         77,490          4,306,894
Incyte Pharmaceuticals, Inc.(1)               1,118,525          5,189,956
Invitrogen Corp.(1)                             467,551         17,939,932
Vertex Pharmaceuticals, Inc.(1)                  13,000            189,800
--------------------------------------------------------------------------
                                                           $   356,334,704
--------------------------------------------------------------------------
Building Products -- 0.8%
--------------------------------------------------------------------------
American Standard Companies, Inc.(1)            331,609    $    24,515,853
CRH plc                                         329,450          5,195,854
Masco Corporation                             4,145,436         98,868,649
Water Pik Technologies(1)                         2,141             16,636
--------------------------------------------------------------------------
                                                           $   128,596,992
--------------------------------------------------------------------------
Capital Markets -- 3.3%
--------------------------------------------------------------------------
Affiliated Managers Group(1)                     13,680    $       833,796
Bank of New York Co., Inc. (The)                465,538         13,384,217
Bear Stearns Companies, Inc.                     16,237          1,175,884
Credit Suisse Group                             155,136          4,090,831
Federated Investors, Inc.                     1,634,947         44,830,247
Franklin Resources, Inc.                      1,503,317         58,734,595
Goldman Sachs Group, Inc.                         9,627            806,261
Investors Financial Services Corp.              475,402         13,791,412
Janus Capital Group, Inc.                        95,458          1,565,511
Knight Trading Group, Inc.(1)                 1,750,000         10,885,000
Legg Mason, Inc.                                 17,641          1,145,783
Lehman Brothers Holdings, Inc.                   55,756          3,706,659
Mellon Financial Corporation                    221,912          6,158,058
Merrill Lynch & Co., Inc.                     1,725,133         80,529,208
Morgan (J.P.) Chase & Co.                       410,405         14,027,643
Morgan Stanley Dean Witter & Co.              4,623,106        197,637,781
Morgan Stanley Dean Witter & Co.(2)(3)          150,000          6,411,698
Northern Trust Corp.                            261,505         10,928,294

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Capital Markets (continued)
--------------------------------------------------------------------------
Nuveen Investments Class A                      150,000    $     4,086,000
Price (T. Rowe) Group, Inc.                     171,434          6,471,633
Raymond James Financial, Inc.                    98,225          3,246,336
Schwab (Charles) & Co.                          951,562          9,601,261
State Street Corp.                              328,000         12,923,200
UBS AG                                           32,525          1,801,885
Waddell & Reed Financial, Inc., Class A         100,882          2,589,641
--------------------------------------------------------------------------
                                                           $   511,362,834
--------------------------------------------------------------------------
Chemicals -- 1.0%
--------------------------------------------------------------------------
Airgas, Inc.                                    468,536    $     7,847,978
Arch Chemicals, Inc.                              4,950             94,545
Bayer AG ADR                                     40,000            922,000
Dow Chemical Co. (The)                          251,078          7,773,375
DuPont (E.I.) de Nemours & Co.                1,255,965         52,298,383
Ecolab, Inc.                                    318,168          8,145,101
MacDermid, Inc.                                  61,937          1,628,943
Monsanto Company                                 94,435          2,043,573
Olin Corp.                                        9,900            169,290
PPG Industries, Inc.                             23,542          1,194,521
Rohm and Haas, Co.                                2,380             73,851
RPM, Inc.                                        88,338          1,214,647
Sigma-Aldrich Corp.                             630,897         34,181,999
Solutia Inc.                                     20,293             44,239
Valspar Corp.                                   818,316         34,549,302
--------------------------------------------------------------------------
                                                           $   152,181,747
--------------------------------------------------------------------------
Commercial Banks -- 7.5%
--------------------------------------------------------------------------
AmSouth Bancorporation                          830,660    $    18,141,614
Associated Banc-Corp.                           749,148         27,628,578
Bank of America Corporation                   2,044,806        161,601,018
Bank of Hawaii Corp.                             49,425          1,638,439
Bank of Montreal                                270,223          8,579,580
Bank One Corp.                                1,698,081         63,134,652
Banknorth Group, Inc.                            65,720          1,677,174
BB&T Corp.                                    1,169,217         40,104,143
Charter One Financial, Inc.                     251,993          7,857,142
City National Corp.                             273,260         12,176,466
Colonial Bancgroup, Inc. (The)                  396,090          5,493,768
Comerica, Inc.                                  222,464         10,344,576
Commerce Bancshares, Inc.                       178,396          6,948,524
Community First Bancshares, Inc.                360,184          9,833,023
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Commercial Banks (continued)
--------------------------------------------------------------------------
Compass Bancshares, Inc.                        359,763    $    12,566,522
Fifth Third Bancorp                           1,068,442         61,264,464
First Citizens BancShares, Inc.                  43,651          4,401,767
First Financial Bancorp.                         47,933            766,928
First Midwest Bancorp, Inc.                     815,329         23,489,628
First Tennessee National Corporation            110,173          4,837,696
FleetBoston Financial Corporation               701,047         20,828,106
Hibernia Corp. Class A                          187,345          3,402,185
HSBC Holdings PLC ADR                           602,271         35,600,239
Huntington Bancshares, Inc.                     578,423         11,290,817
Keycorp                                         610,951         15,438,732
M&T Bank Corp.                                   37,734          3,177,957
Marshall & Ilsley Corp.                         683,798         20,910,543
National City Corp.                           1,286,764         42,090,050
National Commerce Financial Corp.             1,113,055         24,698,690
North Fork Bancorporation, Inc.                  53,534          1,823,368
PNC Bank Corp.                                  150,003          7,321,646
Popular, Inc.                                       716             27,630
Regions Financial Corp.                       1,624,786         54,885,271
Royal Bank of Scotland Group PLC                 50,837          1,428,657
S&T Bancorp, Inc.                               100,000          2,743,000
SouthTrust Corp.                                511,824         13,921,613
Southwest Bancorporation of
Texas, Inc.(1)                                  815,601         26,515,189
SunTrust Banks, Inc.                            403,443         23,940,308
Synovus Financial Corp.                       1,303,564         28,026,626
TCF Financial Corporation                        28,000          1,115,520
U.S. Bancorp                                  4,180,187        102,414,582
Union Planters Corp.                            699,882         21,717,338
Valley National Bancorp                         401,861         10,589,037
Wachovia Corp.                                1,707,754         68,241,850
Wells Fargo & Company                         2,251,199        113,460,430
Westamerica Bancorporation                      266,506         11,481,078
Whitney Holding Corp.                           356,570         11,399,543
Zions Bancorporation                            227,671         11,522,429
--------------------------------------------------------------------------
                                                           $ 1,172,498,136
--------------------------------------------------------------------------
Commercial Services and Supplies -- 2.1%
--------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)              1,674,390    $    16,827,620
Apollo Group, Inc. Class A(1)                     7,599            469,314
Arbitron, Inc.(1)                                30,885          1,102,595
Avery Dennison Corp.                          1,332,004         66,866,601
Banta Corp.                                      42,341          1,370,578

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Commercial Services and Supplies (continued)
--------------------------------------------------------------------------
Block (H&R), Inc.                               732,354    $    31,674,311
Bowne & Company                                 172,640          2,249,499
Cendant Corp.(1)                                549,359         10,064,257
Century Business Services, Inc.(1)              400,000          1,300,000
Cintas Corp.                                  1,191,836         42,238,668
Consolidated Graphics, Inc.(1)                   70,215          1,606,519
Deluxe Corporation                               80,675          3,614,240
Donnelley (R.R.) & Sons Co.                     200,521          5,241,619
Equifax, Inc.                                    85,724          2,228,824
Gevity HR, Inc.                                  78,125            923,438
Harland (John H.) Co.                            51,540          1,348,286
HON Industries, Inc.                          1,552,470         47,350,335
Hudson Highland Group, Inc.(1)                   11,581            220,155
Imagistics International Inc.(1)                  2,482             64,036
Manpower, Inc.                                  112,000          4,154,080
Miller (Herman) Inc.                            577,903         11,679,420
Monster Worldwide Inc.(1)                       154,426          3,046,825
Navigant Consulting, Inc.(1)                    463,017          5,486,751
Pitney Bowes, Inc.                               89,799          3,449,180
ServiceMaster Co.                               938,668         10,043,748
Steelcase Inc.                                  123,000          1,446,480
Sylvan Learning Systems, Inc.(1)                641,311         14,647,543
United Rentals, Inc.(1)                         401,179          5,572,376
Waste Management, Inc.                        1,303,899         31,410,927
--------------------------------------------------------------------------
                                                           $   327,698,225
--------------------------------------------------------------------------
Communications Equipment -- 1.0%
--------------------------------------------------------------------------
3Com Corp.(1)                                   873,949    $     4,090,081
ADC Telecommunications, Inc.(1)                 370,286            862,025
Advanced Fibre Communication, Inc.(1)            15,000            244,050
Alcatel S.A. ADR(1)                              43,728            391,366
Avaya, Inc.(1)                                   65,196            421,166
Ciena Corp.(1)                                  380,378          1,974,162
Cisco Systems, Inc.(1)                        3,471,634         57,941,571
Comverse Technology, Inc.(1)                    386,378          5,807,261
Corning, Inc.(1)                                705,943          5,216,919
Enterasys Networks, Inc.(1)                      55,945            169,513
JDS Uniphase Corp.(1)                            52,451            184,103
Lucent Technologies, Inc.(1)                    654,299          1,328,227
McData Corp., Class A(1)                         22,090            324,060
Motorola, Inc.                                  550,458          5,190,819
Nokia Corp., Class A, ADR                     2,826,307         46,436,224
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Communications Equipment (continued)
--------------------------------------------------------------------------
Nortel Networks Corp.(1)                      1,560,542    $     4,213,463
Qualcomm, Inc.                                  344,112         12,302,004
Riverstone Networks, Inc.(1)                     28,706             33,873
Tellabs, Inc.(1)                                118,404            777,914
--------------------------------------------------------------------------
                                                           $   147,908,801
--------------------------------------------------------------------------
Computers and Peripherals -- 3.5%
--------------------------------------------------------------------------
Dell Computer Corp.(1)                        3,985,489    $   127,376,228
EMC Corp.(1)                                  1,200,343         12,567,591
Gateway, Inc.(1)                                 99,407            362,836
Hewlett-Packard Co.                           1,677,903         35,739,334
International Business Machines Corp.         1,980,747        163,411,628
Lexmark International Group, Inc.(1)          2,738,983        193,837,827
Network Appliance, Inc.(1)                      488,000          7,910,480
Palm, Inc.(1)                                    65,230          1,061,292
Sun Microsystems, Inc.(1)                       494,670          2,275,482
--------------------------------------------------------------------------
                                                           $   544,542,698
--------------------------------------------------------------------------
Construction and Engineering -- 0.1%
--------------------------------------------------------------------------
Dycom Industries, Inc.(1)                       151,725    $     2,473,118
Jacobs Engineering Group, Inc.(1)               325,090         13,702,544
--------------------------------------------------------------------------
                                                           $    16,175,662
--------------------------------------------------------------------------
Construction Materials -- 0.0%
--------------------------------------------------------------------------
Vulcan Materials Company                        184,512    $     6,839,860
--------------------------------------------------------------------------
                                                           $     6,839,860
--------------------------------------------------------------------------
Consumer Finance -- 0.9%
--------------------------------------------------------------------------
American Express Co.                            524,111    $    21,913,081
Capital One Financial Corp.                   1,255,790         61,759,752
MBNA Corporation                                391,431          8,157,422
Providian Financial Corp.(1)                    597,678          5,534,498
SLM Corp.                                       905,499         35,468,396
--------------------------------------------------------------------------
                                                           $   132,833,149
--------------------------------------------------------------------------
Containers and Packaging -- 0.1%
--------------------------------------------------------------------------
Bemis Co.                                       141,000    $     6,598,800
Caraustar Industries, Inc.(1)                   224,961          1,801,938
Sealed Air Corp.(1)                              61,985          2,954,205
Sonoco Products Co.                             160,690          3,859,774

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Containers and Packaging (continued)
--------------------------------------------------------------------------
Temple-Inland, Inc.                              12,632    $       542,039
--------------------------------------------------------------------------
                                                           $    15,756,756
--------------------------------------------------------------------------
Department Stores -- 0.0%
--------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The)(1)               27,117    $       935,537
--------------------------------------------------------------------------
                                                           $       935,537
--------------------------------------------------------------------------
Distillers and Vintners -- 0.0%
--------------------------------------------------------------------------
Brown-Forman Corp. Class A                       15,296    $     1,231,328
--------------------------------------------------------------------------
                                                           $     1,231,328
--------------------------------------------------------------------------
Distributors -- 0.0%
--------------------------------------------------------------------------
Genuine Parts Company                           188,609    $     6,037,374
--------------------------------------------------------------------------
                                                           $     6,037,374
--------------------------------------------------------------------------
Diversified Financial Services -- 1.6%
--------------------------------------------------------------------------
Citigroup Inc.                                4,023,320    $   172,198,096
Finova Group, Inc.(1)                           175,587             34,239
ING groep, N.V. ADR                             210,570          3,691,292
Moody's Corp.                                    20,004          1,054,411
Royal Bank of Canada                            438,749         18,673,157
Royal Bank of Scotland Group
PLC (A.V.S.)                                     50,837             48,322
Societe Generale                                809,647         51,412,034
--------------------------------------------------------------------------
                                                           $   247,111,551
--------------------------------------------------------------------------
Diversified Telecommunication Services -- 2.1%
--------------------------------------------------------------------------
Alltel Corp.                                  1,495,597    $    72,117,687
AT&T Corp.                                      473,645          9,117,666
BCE, Inc.                                     4,400,000        101,684,000
BellSouth Corp.                                 468,023         12,463,452
Cincinnati Bell Inc.(1)                         183,466          1,229,222
Citizens Communications Co.(1)                   59,563            767,767
Deutsche Telekom AG(1)                        1,956,790         29,743,208
PTEK Holdings, Inc.(1)                           28,000            135,800
Qwest Communications
International, Inc.(1)                           59,924            286,437
RSL Communications Ltd.(1)                      747,161                 97
SBC Communications, Inc.                      1,320,129         33,729,296
Sprint Corp. - FON Group                        164,578          2,369,923
Talk America Holdings, Inc.(1)                   82,458            899,617
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Diversified Telecommunication Services (continued)
--------------------------------------------------------------------------
Telefonos de Mexico ADR                       1,000,000    $    31,420,000
Verizon Communications                          953,801         37,627,449
WorldCom, Inc.(1)                               187,818              7,137
WorldCom, Inc. - MCI Group(1)                    46,372              6,724
--------------------------------------------------------------------------
                                                           $   333,605,482
--------------------------------------------------------------------------
Electric Utilities -- 0.2%
--------------------------------------------------------------------------
Ameren Corp.                                      5,000    $       220,500
American Electric Power, Inc.                       960             28,637
Dominion Resources, Inc.                         10,464            672,521
Exelon Corp.                                    500,000         29,905,000
PG&E Corp.(1)                                    47,705          1,008,961
TECO Energy, Inc.                                38,586            462,646
TXU Corp.                                       250,196          5,616,900
Wisconsin Energy Corp.                            9,576            277,704
--------------------------------------------------------------------------
                                                           $    38,192,869
--------------------------------------------------------------------------
Electrical Equipment -- 0.6%
--------------------------------------------------------------------------
American Power Conversion Corp.(1)               36,671    $       571,701
Baldor Electric Co.                             149,060          3,070,636
Emerson Electric Co.                          1,609,845         82,263,080
Rockwell International Corp.                    179,520          4,279,757
Thomas & Betts Corp.(1)                         114,600          1,655,970
--------------------------------------------------------------------------
                                                           $    91,841,144
--------------------------------------------------------------------------
Electronic Equipment and Instruments -- 0.7%
--------------------------------------------------------------------------
Agilent Technologies, Inc.(1)                   718,644    $    14,049,490
Arrow Electronics, Inc.(1)                        8,750            133,350
Flextronics International Ltd.(1)               182,816          1,899,458
Jabil Circuit, Inc.(1)                        2,127,971         47,028,159
Molex, Inc., Class A                            112,582          2,609,538
National Instruments Corp.(1)                   466,603         17,628,261
PerkinElmer, Inc.                               300,081          4,144,119
Plexus Corp.(1)                                 209,946          2,420,677
Roper Industries, Inc.                           23,122            860,138
Sanmina Corp.(1)                              1,186,972          7,489,793
Solectron Corporation(1)                      1,818,848          6,802,492
Waters Corp.(1)                                 198,320          5,777,062
X-Rite Incorporated                             361,707          3,584,516
--------------------------------------------------------------------------
                                                           $   114,427,053
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Energy Equipment and Services -- 0.6%
--------------------------------------------------------------------------
Baker Hughes, Inc.                              920,182    $    30,890,510
Core Laboratories N.V.(1)                       149,438          1,613,930
Grant Prideco, Inc.(1)                          124,234          1,459,750
Halliburton Company                             500,202         11,504,646
National-Oilwell, Inc.(1)                       686,929         15,112,438
Schlumberger Ltd.                               485,712         23,105,320
Smith International, Inc.(1)                    140,000          5,143,600
Transocean Sedco Forex, Inc.(1)                  71,442          1,569,581
--------------------------------------------------------------------------
                                                           $    90,399,775
--------------------------------------------------------------------------
Food and Staples Retailing -- 2.1%
--------------------------------------------------------------------------
Albertson's, Inc.                               820,296    $    15,749,683
Casey's General Stores, Inc.                     91,201          1,289,582
Costco Wholesale Corp.(1)                        33,307          1,219,036
CVS Corp.                                       176,209          4,939,138
Kroger Co. (The)(1)                           1,245,431         20,773,789
Safeway, Inc.(1)                              1,174,346         24,027,119
Sysco Corp.                                   1,566,918         47,070,217
Walgreen Co.                                    653,638         19,674,504
Wal-Mart Stores, Inc.                         3,566,567        191,417,651
Winn-Dixie Stores, Inc.                         264,513          3,256,155
--------------------------------------------------------------------------
                                                           $   329,416,874
--------------------------------------------------------------------------
Food Products -- 2.6%
--------------------------------------------------------------------------
Archer-Daniels-Midland Co.                      316,652    $     4,075,311
Campbell Soup Co.                             1,243,047         30,454,652
Conagra Inc.                                  1,596,119         37,668,408
Dean Foods Co.(1)                               504,216         15,882,804
Del Monte Foods, Co.(1)                         103,109            911,484
General Mills, Inc.                             286,539         13,584,814
Heinz (H.J.) Co.                                230,855          7,613,598
Hershey Foods Corp.                             242,383         16,884,400
JM Smucker Co.                                   19,265            768,481
Kellogg Co.                                      68,724          2,362,044
Kraft Foods, Inc.                               387,165         12,602,221
McCormick & Co., Inc.                           482,002         13,110,454
Nestle SA                                       200,000         41,347,683
Riviana Foods, Inc.                             250,000          6,727,500
Sara Lee Corp.                                2,787,965         52,441,622
Smithfield Foods, Inc.(1)                     4,207,530         96,436,588
Tyson Foods, Inc.                               405,548          4,306,920
Unilever ADR                                    342,858         18,514,332
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Food Products (continued)
--------------------------------------------------------------------------
Wrigley (Wm.) Jr. Company Class A               433,873    $    24,396,679
--------------------------------------------------------------------------
                                                           $   400,089,995
--------------------------------------------------------------------------
Gas Utilities -- 0.6%
--------------------------------------------------------------------------
Kinder Morgan, Inc.                           1,781,672    $    97,368,375
--------------------------------------------------------------------------
                                                           $    97,368,375
--------------------------------------------------------------------------
Health Care Equipment and Supplies -- 1.2%
--------------------------------------------------------------------------
Advanced Medical Optics(1)                        3,744    $        63,835
Bausch & Lomb, Inc.                              29,250          1,096,875
Baxter International, Inc.                      237,990          6,187,740
Becton & Dickinson and Co.                       62,673          2,434,846
Biomet, Inc.                                    411,340         11,789,004
Boston Scientific Corporation(1)                540,985         33,054,184
Dentsply International, Inc.                     11,325            463,193
Edwards Lifesciences Corp.(1)                    15,420            495,599
Guidant Corp.                                    54,692          2,427,778
Hillenbrand Industries, Inc.                    638,072         32,190,732
Lumenis Ltd.(1)                                 100,000            169,000
Medtronic, Inc.                               1,629,487         78,166,491
Millipore Corporation(1)                         70,000          3,105,900
St. Jude Medical, Inc.(1)                        10,014            575,805
Steris Corp.(1)                                  26,813            619,112
VISX, Inc.(1)                                    50,000            867,500
Zimmer Holdings, Inc.(1)                        244,815         11,028,916
--------------------------------------------------------------------------
                                                           $   184,736,510
--------------------------------------------------------------------------
Health Care Providers and Services -- 2.1%
--------------------------------------------------------------------------
AmerisourceBergen Corp.                          63,924    $     4,433,129
Andrx Group(1)                                  393,772          7,836,063
Beverly Enterprises, Inc.(1)                    357,143          1,250,001
Cardinal Health, Inc.                         1,850,149        118,964,581
Cigna Corp.                                      11,836            555,582
HCA Inc.                                         53,450          1,712,538
Health Management Associates, Inc.,
Class A                                       1,036,833         19,129,569
IDX Systems Corp.(1)                             60,000            931,200
IMS Health, Inc.                                224,000          4,029,760
McKesson HBOC, Inc.                           1,038,903         37,130,393
Parexel International Corp.(1)                   35,000            488,250
Quest Diagnostics, Inc.(1)                        8,750            558,250
Quintiles Transnational Corp.(1)                307,407          4,362,105

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Health Care Providers and Services (continued)
--------------------------------------------------------------------------
Renal Care Group, Inc.(1)                       371,007    $    13,063,156
Schein (Henry), Corp.(1)                      1,272,548         66,605,162
Service Corp. International(1)                  142,389            551,045
Stewart Enterprises, Inc.(1)                    114,000            490,200
Sunrise Assisted Living, Inc.(1)                144,000          3,222,720
Tenet Healthcare Corp.(1)                         3,961             46,146
UnitedHealth Group, Inc.                        209,188         10,511,697
Ventiv Health, Inc.(1)                          160,833            659,576
Wellpoint Health Networks(1)                    404,000         34,057,200
--------------------------------------------------------------------------
                                                           $   330,588,323
--------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 1.7%
--------------------------------------------------------------------------
Brinker International, Inc.(1)                  502,433    $    18,097,637
Carnival Corporation                            559,353         18,184,566
CBRL Group, Inc.                                 62,047          2,411,146
Darden Restaurants Inc.                         183,344          3,479,869
Evans (Bob) Farms, Inc.                          51,662          1,427,421
Gaylord Entertainment Co.(1)                    428,482          8,385,393
International Game Technology(1)                100,000         10,233,000
International Speedway Corporation              118,344          4,675,771
Jack in the Box, Inc.(1)                        500,000         11,150,000
Lone Star Steakhouse & Saloon, Inc.             145,981          3,178,006
Marriott International, Inc.                    332,517         12,775,303
McDonald's Corp.                              1,378,482         30,409,313
MGM Grand, Inc.(1)                               94,445          3,228,130
Navigant International, Inc.(1)                  44,278            571,186
Outback Steakhouse, Inc.                      1,610,923         62,825,997
Outback Steakhouse, Inc.(2)(3)                   31,784          1,239,421
Papa John's International, Inc.(1)              199,488          5,595,638
Royal Caribbean Cruises Ltd.                    500,000         11,580,000
Sonic Corp.(1)                                  106,510          2,708,549
Starbucks Corp.(1)                            1,330,334         32,619,790
Yum! Brands, Inc.(1)                            392,380         11,598,753
--------------------------------------------------------------------------
                                                           $   256,374,889
--------------------------------------------------------------------------
Household Durables -- 0.5%
--------------------------------------------------------------------------
Blyth Industries, Inc.                          844,123    $    22,960,146
Department 56, Inc.(1)                          255,162          3,911,633
Fortune Brands Inc.                             142,143          7,419,865
Helen of Troy Ltd.(1)                            20,000            303,200
Interface, Inc. Class A(1)                       75,467            350,167
Leggett & Platt, Inc.                         1,432,606         29,368,423
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Household Durables (continued)
--------------------------------------------------------------------------
Maytag Corp.                                     27,073    $       661,123
Newell Rubbermaid, Inc.                         374,949         10,498,572
Snap-On, Inc.                                    51,429          1,492,984
--------------------------------------------------------------------------
                                                           $    76,966,113
--------------------------------------------------------------------------
Household Products -- 2.2%
--------------------------------------------------------------------------
Clorox Co. (The)                                 53,688    $     2,289,793
Colgate-Palmolive Co.                         1,171,111         67,865,882
Energizer Holdings(1)                           141,981          4,458,203
Kimberly-Clark Corp.                          1,914,334         99,813,375
Procter & Gamble Co.                          1,874,327        167,152,482
--------------------------------------------------------------------------
                                                           $   341,579,735
--------------------------------------------------------------------------
Industrial Conglomerates -- 1.6%
--------------------------------------------------------------------------
3M Co.                                          244,336    $    31,514,457
General Electric Co.                          6,508,307        186,658,245
Teleflex, Inc.                                   47,559          2,023,635
Tyco International Ltd.                       1,176,566         22,331,223
--------------------------------------------------------------------------
                                                           $   242,527,560
--------------------------------------------------------------------------
Insurance -- 6.6%
--------------------------------------------------------------------------
21st Century Insurance Group                     70,700    $     1,011,010
Aegon N.V. ADR                                5,250,269         52,712,701
AFLAC Corp.                                   2,028,348         62,371,701
Allstate Corp. (The)                            123,872          4,416,037
American International Group, Inc.            5,303,500        292,647,130
AON Corp.                                       908,574         21,878,462
Berkshire Hathaway, Inc., Class A(1)                516         37,410,000
Berkshire Hathaway, Inc., Class B(1)             40,146         97,554,780
Chubb Corporation                                 3,901            234,060
Commerce Group, Inc.                            120,000          4,344,000
Delphi Financial Group Inc.                       6,448            301,766
Gallagher (Arthur J.) and Co.                 1,028,843         27,984,530
Hartford Financial Services Group, Inc.          36,048          1,815,377
Jefferson-Pilot Corp.                           190,173          7,884,573
Kansas City Life Insurance Co.                   70,800          3,033,072
Lincoln National Corp.                           52,903          1,884,934
Manulife Financial Corp.(1)                      74,958          2,114,565
Marsh & McLennan Cos., Inc.                   3,002,670        153,346,357
MetLife, Inc.                                 1,969,700         55,781,904
Old Republic International Corp.                 72,603          2,488,105
Progressive Corp.                             2,005,100        146,572,810

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Insurance (continued)
--------------------------------------------------------------------------
Safeco Corp.                                     16,122    $       568,784
St. Paul Companies, Inc. (The)                  324,575         11,850,233
Torchmark Corp.                                 280,357         10,443,298
Travelers Property Casualty - Class A           198,946          3,163,241
Travelers Property Casualty - Class B           408,752          6,446,019
UICI(1)                                          43,597            657,007
UnumProvident Corp.                              52,000            697,320
XL Capital Ltd., Class A                         79,232          6,576,256
--------------------------------------------------------------------------
                                                           $ 1,018,190,032
--------------------------------------------------------------------------
Integrated Telecommunication Services -- 0.0%
--------------------------------------------------------------------------
McLeodUSA(1)                                     35,538    $        53,662
--------------------------------------------------------------------------
                                                           $        53,662
--------------------------------------------------------------------------
Internet and Catalog Retail -- 0.2%
--------------------------------------------------------------------------
eBay, Inc(1)(2)(3)                              100,000    $    10,403,675
eBay, Inc.(1)                                    44,816          4,668,931
eBay, Inc.(1)(2)(3)                             159,000         16,548,055
School Specialty Corp.(1)                        49,197          1,400,147
--------------------------------------------------------------------------
                                                           $    33,020,808
--------------------------------------------------------------------------
Internet Software and Services -- 0.0%
--------------------------------------------------------------------------
Retek, Inc.(1)                                  266,148    $     1,703,347
--------------------------------------------------------------------------
                                                           $     1,703,347
--------------------------------------------------------------------------
IT Services -- 2.9%
--------------------------------------------------------------------------
Accenture Ltd.(1)                             3,638,000    $    65,811,420
Acxiom Corp.(1)                                 579,019          8,737,397
Acxiom Corp.(1)(2)(3)                            68,785          1,037,187
Affiliated Computer Services(1)                 200,654          9,175,907
Automatic Data Processing, Inc.               2,223,695         75,294,313
BISYS Group, Inc. (The)(1)                      280,492          5,152,638
Ceridian Corp.(1)                               166,750          2,829,748
Certegy, Inc.(1)                                 42,862          1,189,421
Computer Sciences Corp.(1)                      388,302         14,802,072
Concord EFS, Inc.(1)                            267,810          3,942,163
CSG Systems International, Inc.(1)               41,116            580,969
DST Systems, Inc.(1)                            391,034         14,859,292
eFunds Corp.(1)                                  44,484            512,901
Electronic Data Systems Corp.                   157,712          3,382,922
First Data Corp.                              3,939,791        163,264,939
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

IT Services (continued)
--------------------------------------------------------------------------
Gartner Group, Inc., Class A(1)                   4,811    $        36,467
Gartner Group, Inc., Class B(1)                  92,416            693,120
Keane, Inc.(1)                                   52,404            714,267
Paychex, Inc.                                 1,434,519         42,045,752
Perot Systems Corp.(1)                          726,775          8,256,164
Safeguard Scientifics, Inc.(1)                   26,579             71,763
SunGard Data Systems, Inc.(1)                   835,600         21,650,396
--------------------------------------------------------------------------
                                                           $   444,041,218
--------------------------------------------------------------------------
Leisure Equipment and Products -- 0.0%
--------------------------------------------------------------------------
Eastman Kodak Co.                               156,267    $     4,273,902
Mattel, Inc.                                     14,836            280,697
--------------------------------------------------------------------------
                                                           $     4,554,599
--------------------------------------------------------------------------
Machinery -- 2.5%
--------------------------------------------------------------------------
Caterpillar, Inc.                                23,255    $     1,294,373
Danaher Corporation                           2,015,985        137,187,779
Deere & Co.                                   3,450,000        157,665,000
Dionex Corp.(1)                                 279,907         11,126,303
Donaldson Company, Inc.                          40,220          1,787,779
Dover Corp.                                     409,289         12,262,298
Federal Signal Corp.                            283,471          4,980,585
Illinois Tool Works, Inc.                       756,502         49,815,657
ITT Industries, Inc.                              4,214            275,848
Nordson Corporation                             163,978          3,910,875
Parker-Hannifin Corporation                     125,359          5,263,824
Tecumseh Products Co., Class A                  156,420          5,992,450
Wabtec                                          232,061          3,227,969
--------------------------------------------------------------------------
                                                           $   394,790,740
--------------------------------------------------------------------------
Media -- 7.3%
--------------------------------------------------------------------------
ADVO, Inc.(1)                                   567,197    $    25,183,547
AOL Time Warner, Inc.(1)                      5,565,263         89,545,082
Belo (A.H.) Corp.                               542,924         12,139,781
Cablevision Systems Corp.(1)                    207,410          4,305,832
Catalina Marketing Corp.(1)                      89,203          1,574,433
Clear Channel Communications, Inc.(1)           425,362         18,031,095
Comcast Corp. Class A(1)                      4,466,124        134,787,622
Comcast Corp. Class A Special(1)              1,580,622         45,569,332
Cox Communications, Inc., Class A(1)          1,452,265         46,327,254
Disney (Walt) Company                         6,050,933        119,505,927
EchoStar Communications, Class A(1)              35,150          1,216,893

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Media (continued)
--------------------------------------------------------------------------
Entercom Communications Corp.(1)                220,000    $    10,782,200
Gannett Co., Inc.                             1,508,627        115,877,640
General Motors Corp., H Class(1)                275,262          3,526,106
Havas Advertising, S.A. ADR                   3,142,938         14,014,361
Interpublic Group of Companies., Inc.         2,220,905         29,715,709
Interpublic Group of
Companies., Inc.(2)(3)                          100,000          1,336,997
KnightRidder, Inc.                               18,123          1,249,218
Lamar Advertising Co.(1)                        845,318         29,763,647
Liberty Media Corp. Class A(1)                1,168,031         13,502,438
Liberty Media Corp. Class B(1)                   32,876            388,594
MacClatchy Co. (The)                             48,066          2,769,563
McGraw-Hill Companies, Inc. (The)               218,164         13,526,168
Meredith Corp.                                  190,000          8,360,000
New York Times Co. (The), Class A               317,259         14,435,285
News Corporation Ltd.                            93,965          2,353,823
Omnicom Group, Inc.                           2,258,455        161,931,224
Proquest Company(1)                             115,000          2,967,000
Publicis Groupe SA                              368,212          9,898,893
Reuters Holdings plc ADR                          1,431             25,157
Scripps (The E.W) Company                        25,533          2,265,288
Tribune Co.                                   1,480,736         71,519,549
Univision Communications, Inc.(1)               920,044         27,969,338
Viacom, Inc., Class A(1)                         29,774          1,301,124
Viacom, Inc., Class B(1)                      1,635,379         71,400,647
Vivendi Universal S.A. ADR(1)                   490,725          9,048,969
Washington Post Co. (The)                        11,352          8,319,881
Westwood One, Inc.(1)                           122,400          4,153,032
WPP Group plc                                   139,450          1,094,993
WPP Group plc ADR                               188,507          7,553,475
--------------------------------------------------------------------------
                                                           $ 1,139,237,117
--------------------------------------------------------------------------
Metals and Mining -- 0.4%
--------------------------------------------------------------------------
Alcoa, Inc.                                   1,406,287    $    35,860,319
Allegheny Technologies, Inc.                     21,408            141,293
Nucor Corp.                                     239,966         11,722,339
Phelps Dodge Corp.(1)                            14,862            569,809
Steel Dynamics, Inc.(1)                         311,800          4,271,660
Worthington Industries, Inc.                    147,466          1,976,044
--------------------------------------------------------------------------
                                                           $    54,541,464
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Multiline Retail -- 2.8%
--------------------------------------------------------------------------
99 Cents Only Stores(1)                       1,142,232    $    39,201,402
Dollar General Corp.                            101,456          1,852,587
Dollar Tree Stores, Inc.(1)                     852,494         27,049,635
Family Dollar Stores, Inc.                    2,618,411         99,892,380
Kohls Corp.(1)                                2,149,555        110,444,136
May Department Stores Co. (The)                 596,760         13,283,878
Nordstrom, Inc.                                  65,692          1,282,308
Penney (J.C.) Company, Inc.                     539,566          9,091,687
Sears, Roebuck & Co.                             15,750            529,830
Target Corp.                                  3,524,259        133,357,961
--------------------------------------------------------------------------
                                                           $   435,985,804
--------------------------------------------------------------------------
Multi-Utilities and Unregulated Power -- 0.1%
--------------------------------------------------------------------------
AES Corporation(1)                               49,542    $       314,592
Duke Energy Corp.                               419,154          8,362,122
Dynegy, Inc.(1)                                  63,525            266,805
El Paso Corp.                                   175,909          1,421,345
National Fuel Gas Co.                             4,000            104,200
Williams Companies. Inc. (The)                  222,833          1,760,381
--------------------------------------------------------------------------
                                                           $    12,229,445
--------------------------------------------------------------------------
Office Electronics -- 0.0%
--------------------------------------------------------------------------
Ikon Office Solutions, Inc.                      83,040    $       739,056
Xerox Corp.(1)                                   20,000            211,800
Zebra Technologies Corp., Class A(1)              6,000            451,140
--------------------------------------------------------------------------
                                                           $     1,401,996
--------------------------------------------------------------------------
Oil and Gas -- 5.4%
--------------------------------------------------------------------------
Anadarko Petroleum Corp.                      2,991,941    $   133,051,616
Apache Corporation                            1,435,690         93,405,991
Ashland, Inc.                                    85,716          2,629,767
BP plc ADR                                    5,183,538        217,812,267
Burlington Resources, Inc.                    1,030,802         55,735,464
ChevronTexaco Corporation                       119,939          8,659,596
ConocoPhillips                                1,386,960         76,005,408
Devon Energy Corp.                              507,653         27,108,670
Exxon Mobil Corp.                             5,643,056        202,642,141
Kerr - McGee Corp.                              267,327         11,976,250
Marathon Oil Corp.                                  450             11,858
Murphy Oil Corporation                           13,200            694,320
Newfield Exploration Company(1)                  60,000          2,253,000
Royal Dutch Petroleum Co.                        91,069          4,245,637

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Oil and Gas (continued)
--------------------------------------------------------------------------
Total Fina Elf SA ADR                           100,000    $     7,580,000
Valero Energy Corp.                              51,510          1,871,358
--------------------------------------------------------------------------
                                                           $   845,683,343
--------------------------------------------------------------------------
Paper and Forest Products -- 0.2%
--------------------------------------------------------------------------
Georgia-Pacific Corp.                           647,002    $    12,260,688
International Paper Co.                         232,175          8,295,613
Louisiana-Pacific Corp.(1)                       70,750            766,930
MeadWestvaco Corp.                               84,358          2,083,643
Weyerhaeuser Co.                                119,608          6,458,832
--------------------------------------------------------------------------
                                                           $    29,865,706
--------------------------------------------------------------------------
Personal Products -- 1.2%
--------------------------------------------------------------------------
Avon Products, Inc.                             186,700    $    11,612,740
Gillette Company                              3,492,990        111,286,661
Lauder (Estee) Companies, Inc.                2,092,312         70,155,221
--------------------------------------------------------------------------
                                                           $   193,054,622
--------------------------------------------------------------------------
Pharmaceuticals -- 8.1%
--------------------------------------------------------------------------
Abbott Laboratories                           2,957,481    $   129,419,369
Allergan, Inc.                                   34,840          2,686,164
Bristol-Myers Squibb Company                  2,877,207         78,116,170
Elan Corp., PLC ADR(1)                           31,838            179,566
Forest Laboratories, Inc.(1)                  1,906,800        104,397,300
GlaxoSmithKline plc                             445,436         18,057,975
Johnson & Johnson                             2,662,853        137,669,500
King Pharmaceuticals, Inc.(1)                 2,085,117         30,776,327
Lilly (Eli) & Co.                             3,030,886        209,040,207
Merck & Co., Inc.                             1,557,649         94,315,647
Mylan Laboratories, Inc.                          4,555            158,377
Novo Nordisk ADR                                292,277         10,133,244
Pfizer, Inc.                                  7,321,633        250,033,767
Schering AG ADR                                  25,000          1,211,500
Schering-Plough Corp.                         2,982,738         55,478,927
Sepracor, Inc.(1)                                 4,000             72,120
Teva Pharmaceutical Industries Ltd. ADR       1,200,000         68,316,000
Watson Pharmaceuticals, Inc.(1)               1,022,427         41,275,378
Wyeth Corp.                                     481,539         21,934,101
--------------------------------------------------------------------------
                                                           $ 1,253,271,639
--------------------------------------------------------------------------
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Real Estate -- 0.2%
--------------------------------------------------------------------------
AvalonBay Communities, Inc.                      55,000    $     2,345,200
Catellus Development Corp.(1)                   415,722          9,145,884
Jones Lang Lasalle, Inc.(1)                     154,567          2,442,159
Plum Creek Timber Co., Inc.                     198,791          5,158,626
Trammell Crow Co.(1)                            854,200          9,063,062
--------------------------------------------------------------------------
                                                           $    28,154,931
--------------------------------------------------------------------------
Road and Rail -- 0.2%
--------------------------------------------------------------------------
ANC Rental Corporation(1)                       459,525    $         2,298
Burlington Northern Santa Fe Corp.              208,925          5,941,827
CSX Corporation                                  46,652          1,403,759
Florida East Coast Industries, Inc.             122,888          3,139,788
Heartland Express, Inc.(1)                       37,822            841,540
Heartland Express, Inc.(1)(2)(3)                435,436          9,681,185
Kansas City Southern Industries, Inc.(1)         15,215            183,036
Norfolk Southern Corp.                            3,090             59,328
Union Pacific Corp.                              92,156          5,346,891
--------------------------------------------------------------------------
                                                           $    26,599,652
--------------------------------------------------------------------------
Semiconductors and Semiconductor
Equipment -- 1.7%
--------------------------------------------------------------------------
Agere Systems, Inc.(1)                            7,560    $        17,615
Agere Systems, Inc., Class B(1)                 185,545            426,754
Altera Corp.(1)                                  66,116          1,084,302
Analog Devices, Inc.(1)                         540,725         18,828,045
Applied Materials, Inc.(1)                      200,824          3,185,069
Applied Materials, Inc.(1)(2)(3)                215,968          3,422,684
Broadcom Corp.(1)                               234,000          5,828,940
Conexant Systems, Inc.(1)                       134,174            550,113
Cypress Semiconductor Corporation(1)            152,742          1,832,904
Intel Corp.                                   7,344,523        152,648,566
Intel Corp.(2)(3)                               250,000          5,195,351
Intel Corp.(2)(3)                               500,000         10,386,804
Intel Corp.(2)(3)                               375,000          7,788,155
KLA-Tencor Corp.(1)                             129,066          6,000,278
Lam Research Corp.(1)                            44,051            802,169
Linear Technologies Corp.                        87,760          2,826,750
LSI Logic Corporation(1)                        132,810            940,295
Maxim Integrated Products Co.                   274,351          9,380,061
Mindspeed Technologies Inc.(1)                   44,725            120,757
Skyworks Solutions, Inc.(1)                      98,685            668,097
Teradyne, Inc.(1)                                27,996            484,611
Texas Instruments, Inc.                       2,138,314         37,634,326

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Semiconductors and Semiconductor
Equipment (continued)
--------------------------------------------------------------------------
Xilinx, Inc.(1)                                  68,518    $     1,734,191
--------------------------------------------------------------------------
                                                           $   271,786,837
--------------------------------------------------------------------------
Software -- 3.1%
--------------------------------------------------------------------------
Adobe Systems, Inc.                             231,936    $     7,438,188
BMC Software, Inc.(1)                            27,000            440,910
Cadence Design Systems, Inc.(1)                 900,000         10,854,000
Check Point Software Technologies
Ltd.(1)                                         143,568          2,806,754
Cognos, Inc.(1)                                  77,000          2,079,000
Computer Associates International, Inc.          33,070            736,800
Compuware Corp.(1)                              150,944            870,947
Edwards (J.D.) & Co.(1)                         891,844         12,780,125
Fair, Isaac and Co., Inc.                       717,685         36,924,893
Henry (Jack) & Associates                       201,006          3,575,896
I2 Technologies, Inc.(1)                        233,752            236,090
Intuit, Inc.(1)                               2,648,849        117,953,246
Microsoft Corp.                               9,454,049        242,118,195
Oracle Corp.(1)                                 737,178          8,860,880
Parametric Technology Corp.(1)                   94,600            288,530
PeopleSoft, Inc.(1)                             374,478          6,587,068
Reynolds & Reynolds, Co.                        451,043         12,881,788
Siebel Systems, Inc.(1)                       1,216,472         11,605,143
VERITAS Software Corp.(1)                        43,942          1,259,817
Wind River Systems, Inc.(1)                      91,910            350,177
--------------------------------------------------------------------------
                                                           $   480,648,447
--------------------------------------------------------------------------
Specialty Retail -- 2.0%
--------------------------------------------------------------------------
Abercrombie & Fitch Co.(1)                       14,915    $       423,735
AutoNation, Inc.(1)                           3,829,750         60,203,670
Best Buy Co., Inc.(1)                           213,610          9,381,751
Burlington Coat Factory Warehouse Corp.         609,010         10,901,279
Carmax, Inc.(1)                                  67,797          2,044,080
Circuit City Stores, Inc.                       216,000          1,900,800
Gap, Inc. (The)                                  21,012            394,185
Home Depot, Inc. (The)                        2,823,415         93,511,505
Limited Brands, Inc.                            816,903         12,661,997
Lowe's Companies                                990,139         42,526,470
Office Depot, Inc.(1)                           238,664          3,463,015
OfficeMax, Inc.(1)                              912,117          5,974,366
Payless Shoesource, Inc.(1)                      23,100            288,750
Pep Boys - Manny, Moe & Jack (The)               83,415          1,126,937
SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------

Specialty Retail (continued)
--------------------------------------------------------------------------
Pier 1 Imports, Inc.                            300,000    $     6,120,000
RadioShack Corp.                                677,904         17,835,654
Sherwin-Williams Co. (The)                       80,069          2,152,255
Staples, Inc.(1)                                 92,500          1,697,375
Tiffany & Co.                                    88,000          2,875,840
TJX Companies, Inc. (The)                     2,016,834         37,997,153
Too, Inc.(1)                                     38,284            775,251
--------------------------------------------------------------------------
                                                           $   314,256,068
--------------------------------------------------------------------------
Textiles, Apparel and Luxury Goods -- 0.4%
--------------------------------------------------------------------------
Coach, Inc.(1)                                  182,860    $     9,095,456
Nike Inc., Class B                            1,079,222         57,727,585
Unifi, Inc.(1)                                   42,921            266,110
--------------------------------------------------------------------------
                                                           $    67,089,151
--------------------------------------------------------------------------
Thrifts and Mortgage Finance -- 0.8%
--------------------------------------------------------------------------
Fannie Mae                                      426,880    $    28,788,787
Freddie Mac                                     183,147          9,298,373
Golden West Financial Corporation                21,845          1,747,818
GreenPoint Financial Corp.                      720,983         36,726,874
MGIC Investment Corp.                            85,000          3,964,400
Radian Group, Inc.                               30,800          1,128,820
Sovereign Bancorporation, Inc.                   23,766            371,938
Washington Mutual, Inc.                       1,179,593         48,717,191
--------------------------------------------------------------------------
                                                           $   130,744,201
--------------------------------------------------------------------------
Tobacco -- 0.2%
--------------------------------------------------------------------------
Altria Group Inc.                               525,942    $    23,898,804
UST, Inc.                                           439             15,378
--------------------------------------------------------------------------
                                                           $    23,914,182
--------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.1%
--------------------------------------------------------------------------
AT&T Wireless Services, Inc.(1)               1,383,881    $    11,361,663
Nextel Communications, Inc., Class A(1)          73,122          1,322,046
Sprint Corp. - PCS Group(1)                      19,754            113,586
Telephone and Data Systems, Inc.                 70,844          3,520,947
Vodafone Group plc ADR                          100,617          1,977,124
--------------------------------------------------------------------------
                                                           $    18,295,366
--------------------------------------------------------------------------
Total Common Stocks
   (identified cost $14,458,940,465)                       $15,314,068,421
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

CONVERTIBLE PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Multi-Utilities and Unregulated Power -- 0.0%
--------------------------------------------------------------------------
Enron Corp.(1)(2)                                11,050    $        14,784
--------------------------------------------------------------------------
                                                           $        14,784
--------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $4,500,777)                            $        14,784
--------------------------------------------------------------------------

PREFERRED STOCKS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Commercial Banks -- 0.0%
--------------------------------------------------------------------------
Wachovia Corp. (Dividend Equalization
Preferred Shares)(1)                            166,518    $         2,498
--------------------------------------------------------------------------
                                                           $         2,498
--------------------------------------------------------------------------
Total Preferred Stocks
   (identified cost $39,407)                               $         2,498
--------------------------------------------------------------------------

RIGHTS -- 0.0%

SECURITY                                  SHARES           VALUE
--------------------------------------------------------------------------
Banks -- 0.0%
--------------------------------------------------------------------------
Bank United Corp. (Litigation Contingent
Payment Rights)(1)                              102,072    $         8,166
--------------------------------------------------------------------------
                                                           $         8,166
--------------------------------------------------------------------------
Computers and Business Equipment -- 0.0%
--------------------------------------------------------------------------
Seagate Technology, Inc. (Tax
Refund Rights)(1)(2)                            197,392    $             0
--------------------------------------------------------------------------
                                                           $             0
--------------------------------------------------------------------------
Integrated Telecommunication Services -- 0.0%
--------------------------------------------------------------------------
McLeodUSA (Escrow Rights)(1)(2)               1,592,200    $             0
--------------------------------------------------------------------------
                                                           $             0
--------------------------------------------------------------------------
Total Rights
   (identified cost $50,596)                               $         8,166
--------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 1.9%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
--------------------------------------------------------------------------
Barton Capital Corp., 1.05%, 7/3/03        $     61,077    $    61,073,437
Barton Capital Corp., 1.06%, 7/1/03              54,402         54,402,000
Investors Bank & Trust Company -- Time
Deposit, 1.37%, 7/1/03                           54,872         54,872,088
Corporate Asset Funding, 1.25%, 7/2/03           50,000         49,998,264
Kittyhawk Funding, 1.00%, 7/21/03                32,544         32,525,920
Receivables Capital Corp., 1.03%,
7/11/03                                          50,000         49,985,694
--------------------------------------------------------------------------
Total Short-Term Investments
   (at amortized cost, $302,857,403)                       $   302,857,403
--------------------------------------------------------------------------
Total Investments -- 100.4%
   (identified cost $14,766,388,648)                       $15,616,951,272
--------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.4)%                   $   (67,182,523)
--------------------------------------------------------------------------
Net Assets -- 100.0%                                       $15,549,768,749
--------------------------------------------------------------------------

 ADR - American Depositary Receipt
 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3) Security restricted from resale for a period not exceeding two years. At June 30, 2003, the value of these securities totaled $73,451,212 or 0.5% of net assets.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 2003
Assets
---------------------------------------------------------
Investments, at value
   (identified cost, $14,766,388,648)     $15,616,951,272
Cash                                                  641
Receivable for investments sold                 9,495,521
Dividends and interest receivable              16,477,873
Tax reclaim receivable                            673,037
Other assets                                       13,542
---------------------------------------------------------
TOTAL ASSETS                              $15,643,611,886
---------------------------------------------------------

Liabilities
---------------------------------------------------------
Payable for investments purchased         $    93,678,871
Payable to affiliate for Trustees' fees             6,817
Accrued expenses                                  157,449
---------------------------------------------------------
TOTAL LIABILITIES                         $    93,843,137
---------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $15,549,768,749
---------------------------------------------------------

Sources of Net Assets
---------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $14,699,191,457
Net unrealized appreciation (computed on
   the basis of identified cost)              850,577,292
---------------------------------------------------------
TOTAL                                     $15,549,768,749
---------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 2003
Investment Income
--------------------------------------------------------
Dividends (net of foreign taxes,
   $1,623,482)                            $  106,720,366
Interest                                       2,672,774
--------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  109,393,140
--------------------------------------------------------

Expenses
--------------------------------------------------------
Investment adviser fee                    $   31,979,032
Trustees' fees and expenses                       13,150
Custodian fee                                    902,136
Legal and accounting services                     39,203
Miscellaneous                                     30,809
--------------------------------------------------------
TOTAL EXPENSES                            $   32,964,330
--------------------------------------------------------

NET INVESTMENT INCOME                     $   76,428,810
--------------------------------------------------------

Realized and Unrealized Gain (Loss)
--------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $  (26,379,550)
   Securities sold short                      (2,985,249)
   Foreign currency transactions                  58,400
--------------------------------------------------------
NET REALIZED LOSS                         $  (29,306,399)
--------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $1,126,368,019
   Securities sold short                        (203,701)
   Foreign currency                              (13,039)
--------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $1,126,151,279
--------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $1,096,844,880
--------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $1,173,273,690
--------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       JUNE 30, 2003      YEAR ENDED
IN NET ASSETS                             (UNAUDITED)        DECEMBER 31, 2002
------------------------------------------------------------------------------
From operations --
   Net investment income                  $      76,428,810  $     139,150,041
   Net realized loss                            (29,306,399)      (459,996,840)
   Net change in unrealized appreciation
      (depreciation)                          1,126,151,279     (3,312,547,564)
------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $   1,173,273,690  $  (3,633,394,363)
------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     635,264,361  $   2,786,165,872
   Withdrawals                                 (830,290,890)    (2,917,114,901)
------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (195,026,529) $    (130,949,029)
------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS     $     978,247,161  $  (3,764,343,392)
------------------------------------------------------------------------------

Net Assets
------------------------------------------------------------------------------
At beginning of period                    $  14,571,521,588  $  18,335,864,980
------------------------------------------------------------------------------
AT END OF PERIOD                          $  15,549,768,749  $  14,571,521,588
------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003       ------------------------------------------------------------
                                  (UNAUDITED)             2002            2001            2000            1999
------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                0.46%(2)          0.45%           0.45%           0.45%           0.46%
   Net investment income                   1.06%(2)          0.85%           0.64%           0.67%           0.72%
Portfolio Turnover                           11%               23%             18%             13%             11%
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)                            8.19%           (19.52)%         (9.67)%            --              --
------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $15,549,769       $14,571,522     $18,335,865     $18,385,069     $15,114,649
------------------------------------------------------------------------------------------------------------------


                                PERIOD ENDED                   YEAR ENDED
                                DECEMBER 31, 1998(1)           OCTOBER 31, 1998
------------------------------
Ratios/Supplemental Data
------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                                   0.48%(2)                   0.50%
   Net investment income                      0.72%(2)                   0.78%
Portfolio Turnover                               3%                        12%
------------------------------
TOTAL RETURN(3)                                 --                         --
------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                      $8,704,859                 $6,985,678
------------------------------

 (1)  For the two-month period ended December 31, 1998.
 (2)  Annualized.
 (3) Total return is required to be disclosed for fiscal years beginning after December 15, 2000. It is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At June 30, 2003, the Eaton Vance Tax-Managed Growth Fund
   1.1 held an approximate 25.3% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 61.7%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the-counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such taxable income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains or losses, and any other items of income, gain, loss, deduction or credit.

 C Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in the price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 D Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 E Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security exchangeable for an equal amount of the security sold short in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 F Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Other -- Investment transactions are accounted for on a trade-date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 H Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 2003, the adviser fee was 0.44% (annualized) of the Portfolio's average daily net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees' Deferred Compensation Plan. For the six months ended June 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six months ended June 30, 2003, purchases and sales of investments, other than short-term obligations, aggregated $1,516,465,536 and $1,724,390,255, respectively. In addition, investments having an aggregate market value of $295,825,964 at dates of withdrawal were distributed in payment for capital withdrawals. During the six months ended June 30, 2003, investors contributed securities with a value of $306,986,876.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 2003 as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 5,396,951,384
    ---------------------------------------------------------
    Gross unrealized appreciation             $10,244,107,429
    Gross unrealized depreciation                 (24,107,541)
    ---------------------------------------------------------
    NET UNREALIZED APPRECIATION               $10,219,999,888
    ---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at June 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 2003.

7 Restricted Securities
-------------------------------------------
   At June 30, 2003, the Portfolio owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The securities are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                                                DATE OF
    DESCRIPTION                               ACQUISITION   SHARES      COST      FAIR VALUE
    -----------------------------------------------------------------------------------------
    Acxiom Corp.                                12/18/02     68,785  $ 1,000,007  $ 1,037,187
    Applied Materials, Inc.                     12/18/02    215,968    2,988,826    3,422,684
    eBay, Inc                                    5/13/03    100,000    9,466,769   10,403,675
    eBay, Inc.                                   2/19/03    159,000   12,143,697   16,548,055
    Heartland Express, Inc.                     12/18/02    435,436   10,000,005    9,681,185
    Intel Corp.                                 12/18/02    375,000    6,698,687    7,788,155
    Intel Corp.                                  10/9/02    500,000    6,600,085   10,386,804
    Intel Corp.                                  7/30/02    250,000    4,715,416    5,195,351
    Interpublic Group of Companies., Inc.       12/18/02    100,000    1,354,965    1,336,997
    Morgan Stanley Dean Witter & Co.             7/30/02    150,000    5,926,597    6,411,698
    Outback Steakhouse, Inc.                     7/30/02     31,784    1,000,011    1,239,421
    -----------------------------------------------------------------------------------------
                                                                     $61,895,065  $73,451,212
    -----------------------------------------------------------------------------------------

8 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                            99%           1%
    Donald R. Dwight                                 99%           1%
    James B. Hawkes                                  99%           1%
    Samuel L. Hayes, III                             99%           1%
    William H. Park                                  99%           1%
    Norton H. Reamer                                 99%           1%
    Lynn A. Stout                                    99%           1%

   Results are rounded to nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED GROWTH FUND 1.1

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan M. Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

TAX-MANAGED GROWTH PORTFOLIO

Officers

Duncan W. Richardson
President and Portfolio
Manager

Thomas E. Faust Jr.
Vice President

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Ronald A. Pearlman

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF TAX-MANAGED GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

ADMINISTRATOR OF EATON VANCE TAX-MANAGED GROWTH FUND 1.1
EATON VANCE MANAGEMENT
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109
(617) 482-8260

CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MA 02116

TRANSFER AGENT
PFPC INC.
ATTN: EATON VANCE FUNDS
P.O. BOX 9653
PROVIDENCE, RI 02940-9653
(800) 262-1122

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

EATON VANCE TAX-MANAGED GROWTH FUND 1.1
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109


    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1096-8/03                                                               TGSRC1.1

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE MUTUAL FUNDS TRUST (ON BEHALF OF EATON VANCE TAX-MANAGED GROWTH FUND 1.1)


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003
       ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ James L. O'Connor
       ---------------------
       James L. O'Connor
       Treasurer


Date:  August 18, 2003
       ---------------


By:    /s/ Thomas E. Faust Jr.
       -----------------------
       Thomas E. Faust Jr.
       President


Date:  August 18, 2003
       ---------------